SUPPLEMENT TO THE PROSPECTUSES OF WELLS FARGO ADVANTAGE ALLOCATION FUNDS For Asset Allocation Fund
(Wells Fargo Advantage Asset Allocation Fund)

Effective February 1, 2012, the following replaces the second paragraph in the Fund's principal investment strategy in both the summary and statutory sections of the Fund's prospectuses:

GMO uses multi-year forecasts of relative value and risk among the asset classes (e.g., foreign equity, U.S. equity, emerging country equity, emerging country debt, U.S. fixed income, and foreign fixed income) to select the underlying funds in which AAT invests and to decide how much to invest in each. GMO shifts AAT's investments in the underlying funds in response to changes in GMO's investment outlook and market valuations and to accommodate cash flows, and intends to expose at least 15% of AAT's assets to fixed income investments and at least 25% of AAT's assets to equity investments.

SUPPLEMENT TO THE PROSPECTUSES OF WELLS FARGO ADVANTAGE ALLOCATION FUNDS For Asset Allocation Fund
(Wells Fargo Advantage Asset Allocation Fund)

Effective February 1, 2012, the following replaces the second paragraph in the Fund's principal investment strategy in both the summary and statutory sections of the Fund's prospectuses:

GMO uses multi-year forecasts of relative value and risk among the asset classes (e.g., foreign equity, U.S. equity, emerging country equity, emerging country debt, U.S. fixed income, and foreign fixed income) to select the underlying funds in which AAT invests and to decide how much to invest in each. GMO shifts AAT's investments in the underlying funds in response to changes in GMO's investment outlook and market valuations and to accommodate cash flows, and intends to expose at least 15% of AAT's assets to fixed income investments and at least 25% of AAT's assets to equity investments.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Aug 31, 2011
Registrant Name	dei_EntityRegistrantName	WELLS FARGO FUNDS TRUST
Central Index Key	dei_EntityCentralIndexKey	0001081400
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov 17, 2011
Document Effective Date	dei_DocumentEffectiveDate	Nov 17, 2011
Prospectus Date	rr_ProspectusDate	Nov 17, 2011
Supplement [Text Block]	wells_SupplementTextBlock	SUPPLEMENT TO THE PROSPECTUSES OF WELLS FARGO ADVANTAGE ALLOCATION FUNDS For Asset Allocation Fund
(Wells Fargo Advantage Asset Allocation Fund)
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	wells_SupplementTextBlock	Effective February 1, 2012, the following replaces the second paragraph in the Fund's principal investment strategy in both the summary and statutory sections of the Fund's prospectuses:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

GMO uses multi-year forecasts of relative value and risk among the asset classes (e.g., foreign equity, U.S. equity, emerging country equity, emerging country debt, U.S. fixed income, and foreign fixed income) to select the underlying funds in which AAT invests and to decide how much to invest in each. GMO shifts AAT's investments in the underlying funds in response to changes in GMO's investment outlook and market valuations and to accommodate cash flows, and intends to expose at least 15% of AAT's assets to fixed income investments and at least 25% of AAT's assets to equity investments.